Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing Method	The Company, however, maintains the Abercrombie & Fitch Compensation Committee Equity Grant Policy (the “Grant Policy”), which governs all grants of performance-based and time-based restricted stock units to Company associates, including “Designated Officers” (which includes NEOs). The administration of PSA and RSU awards is managed by the Company’s human resources department with specific instructions related to the timing of grants given by the Committee. Pursuant to the Grant Policy, the Committee reviews and approves individual grants for the NEOs, as well as the total number of shares covered by PSAs and RSUs granted to all associates. Among other things, the Grant Policy generally provides that PSAs and RSUs are granted pursuant to a predetermined schedule throughout the year to avoid the practice of timing grants to take advantage of the release of material, non-public information that could impact the value of executive compensation. In particular, with respect to Designated Officers, the Grant Policy provides that, unless specified otherwise by the Committee, grant effective dates are as follows: (i) for annual awards, the effective date of grant is the date of the Committee’s regular meeting during the first quarter at which such annual awards are approved; (ii) for quarterly awards approved by the Committee outside of the annual grant cycle during regularly scheduled quarterly Committee meetings, the effective date of grant is the later of (a) the grantee’s start or promotion date or (b) the second business day after the upcoming earnings release; and (iii) for off-cycle awards approved by the Committee outside of the annual and quarterly grant cycles, the effective date of grant is the later of (a) the grantee’s start date or promotion date or (b) the date of Committee approval. Additionally, the Grant Policy provides that the effective date of a grant may not precede the Committee’s approval date of a given award.
Award Timing Predetermined	true